Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 673,264	$ 2,551,834
Inventory	6,884	6,884
Prepaid expenses	60,137	14,902
Total Current Assets	740,285	2,573,620
Property and Equipment, net	44,721	66,640
Investment in gold bullions (cost $450,216 and $450,216, respectively)	627,065	493,236
Operating lease right-of-use asset, net	86,088	95,808
Security deposit	7,174	3,518
Total Assets	1,505,333	3,232,822
Current Liabilities
Operating lease liability, current	46,948	41,789
Loan payable		35,244
Total Current Liabilities	9,614,428	8,885,610
Long Term Liabilities
Operating lease liability, net of current	40,526	54,368
Total Liabilities	9,654,954	8,939,978
Commitments and Contingencies (Note 9)
Stockholders’ Deficit
Preferred stock value
Common Stock Issuable, 1,122,311 and 1,122,311 shares, respectively	22,000	22,000
Additional paid-in capital	12,290,687	11,354,213
Accumulated Deficit	(53,085,719)	(49,686,780)
Total Stockholders’ Deficit	(8,149,621)	(5,707,156)
Total Liabilities and Stockholders’ Deficit	1,505,333	3,232,822
Series A Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock value	5,237,800	5,217,800
Common Class A [Member]
Stockholders’ Deficit
Common stock value	27,385,611	27,385,611
Common Class B [Member]
Stockholders’ Deficit
Common stock value
Nonrelated Party [Member]
Current Liabilities
Accounts payable and accrued expenses	502,002	541,637
Related Party [Member]
Current Liabilities
Accounts payable and accrued expenses	7,383,186	6,584,648
Note payable - related party	1,617,000	1,617,000
Royalty agreement payable - related party	$ 65,292	$ 65,292